Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished goods	¥ 3,676,409	¥ 2,742,092
Low-value consumables	14,829	8,297
Inventories	¥ 3,691,238	¥ 2,750,389